Net Borrowings - Schedule of Bonds Issued and Repaid (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Schedule of bonds issued and repaid [line items]
Repaid	£ (1,571)	£ (1,234)	£ (1,003)
Bonds issued and repaid	1,041	(1,234)	(1,003)
Euro denominated [member]
Schedule of bonds issued and repaid [line items]
Issued	1,136
United States of America dollars denominated [member]
Schedule of bonds issued and repaid [line items]
Issued	1,476
Repaid	£ (1,571)	£ (1,234)	£ (1,003)